Debt and financing arrangements (Summary of notes and debentures) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 849,477		$ 851,616
2006 Junior Subordinated Deferrable Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	150,000		150,000
Flagstone 2006 Junior Subordinated Deferrable Interest Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	135,727		137,866
2007 Junior Subordinated Deferrable Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	200,000		200,000
2010 Senior Notes due 2040 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	250,000		250,000
Debt Information At Issuance [Member] | 2006 Junior Subordinated Deferrable Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 15, 2006
Debt Instrument, Face Amount	150,000
Debt Instrument, Maturity Date	Jun. 15, 2036
Debt Instrument, Interest Rate, Stated Percentage	9.069%	[1]
Debt Instrument, Frequency of Periodic Payment	Quarterly
Debt Information At Issuance [Member] | Flagstone 2006 Junior Subordinated Deferrable Interest Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Aug. 23, 2006
Debt Instrument, Face Amount	135,727
Debt Instrument, Maturity Date	Sep. 15, 2036
Debt Instrument, Frequency of Periodic Payment	Quarterly
Debt Information At Issuance [Member] | Flagstone 2006 Junior Subordinated Deferrable Interest Notes [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.54%	[2]
Debt Information At Issuance [Member] | 2007 Junior Subordinated Deferrable Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 21, 2007
Debt Instrument, Face Amount	200,000
Debt Instrument, Maturity Date	Jun. 15, 2037
Debt Instrument, Interest Rate, Stated Percentage	8.48%	[1]
Debt Instrument, Frequency of Periodic Payment	Quarterly
Debt Information At Issuance [Member] | Flagstone 2007 Due July 30 2037 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 08, 2007
Debt Instrument, Face Amount	88,750
Debt Instrument, Maturity Date	Jul. 30, 2037
Debt Instrument, Frequency of Periodic Payment	Quarterly
Debt Information At Issuance [Member] | Flagstone 2007 Due July 30 2037 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.00%	[2]
Debt Information At Issuance [Member] | Flagstone 2007 Debt Due September 15 2037 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Sep. 20, 2007
Debt Instrument, Face Amount	25,000
Debt Instrument, Maturity Date	Sep. 15, 2037
Debt Instrument, Frequency of Periodic Payment	Quarterly
Debt Information At Issuance [Member] | Flagstone 2007 Debt Due September 15 2037 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.10%	[2]
Debt Information At Issuance [Member] | 2010 Senior Notes due 2040 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jan. 26, 2010
Debt Instrument, Face Amount	250,000
Debt Instrument, Maturity Date	Jan. 26, 2040
Debt Instrument, Interest Rate, Stated Percentage	8.875%	[1]
Debt Instrument, Frequency of Periodic Payment	Semi-annually in arrears
Debt Outstanding [Member] | 2006 Junior Subordinated Deferrable Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 15, 2006
Debt Instrument, Face Amount	150,000
Debt Instrument, Maturity Date	Jun. 15, 2036
Debt Instrument, Interest Rate, Effective Percentage	5.831%	[3]
Debt Instrument, Frequency of Periodic Payment	Quarterly
Debt Outstanding [Member] | Flagstone 2006 Junior Subordinated Deferrable Interest Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Aug. 23, 2006
Debt Instrument, Maturity Date	Sep. 15, 2036
Debt Instrument, Interest Rate, Effective Percentage	6.463%	[3]
Debt Instrument, Frequency of Periodic Payment	Quarterly
Debt Outstanding [Member] | 2007 Junior Subordinated Deferrable Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 21, 2007
Debt Instrument, Face Amount	200,000
Debt Instrument, Maturity Date	Jun. 15, 2037
Debt Instrument, Interest Rate, Effective Percentage	5.18%	[3]
Debt Instrument, Frequency of Periodic Payment	Quarterly
Debt Outstanding [Member] | Flagstone 2007 Due July 30 2037 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 08, 2007
Debt Instrument, Face Amount	88,750
Debt Instrument, Maturity Date	Jul. 30, 2037
Debt Instrument, Interest Rate, Effective Percentage	5.90%	[3]
Debt Instrument, Frequency of Periodic Payment	Quarterly
Debt Outstanding [Member] | Flagstone 2007 Debt Due September 15 2037 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Sep. 20, 2007
Debt Instrument, Face Amount	25,000
Debt Instrument, Maturity Date	Sep. 15, 2037
Debt Instrument, Interest Rate, Effective Percentage	5.983%	[3]
Debt Instrument, Frequency of Periodic Payment	Quarterly
Debt Outstanding [Member] | 2010 Senior Notes due 2040 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jan. 26, 2010
Debt Instrument, Face Amount	$ 250,000
Debt Instrument, Maturity Date	Jan. 26, 2040
Debt Instrument, Interest Rate, Stated Percentage	8.875%	[1]
Debt Instrument, Frequency of Periodic Payment	Semi-annually in arrears

[1]	Fixed interest rate.
[2]	Variable interest rate is the three-month LIBOR, reset quarterly, plus spread as noted in the table.
[3]	Interest rate has been fixed as a result of interest rate swap contracts entered into by the Company.